PaineWebber
Cashfund

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                                   PROSPECTUS

                                 AUGUST 1, 1999

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                              PaineWebber Cashfund

                                    Contents
                                    THE FUND

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What every investor                              3                         Cashfund
should know about                                6                         More About Risks and
the fund                                                                   Investment Strategies
                                             YOUR INVESTMENT

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Information for                                  7                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Pricing and Valuation
                                         ADDITIONAL INFORMATION

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Additional important                            10                         Management
information about                               10                         Dividends and Taxes
the fund                                        11                         Financial Highlights

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Where to learn more                                                        Back Cover
about the fund

                         The fund is not a complete or
                          balanced investment program.

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                              PaineWebber Cashfund

                               PaineWebber Cashfund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
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FUND OBJECTIVE

Current income, stability of principal and high liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

 Foreign Securities Risk

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

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                              PaineWebber Cashfund

                                   PERFORMANCE
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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                          [PERFORMANCE GRAPH]

1989       1990       1991       1992      1993       1994      1995      1996      1997      1998
----       ----       ----       ----      ----       ----      ----      ----      ----      ----
9.03%      7.97%      5.87%      3.44%     2.78%      3.76%     5.46%     4.95%      5.15%     5.15%

Calendar year total return as of June 30, 1999  -- 2.23%
Best quarter during years shown: 4th quarter, 1989  -- 2.21%
Worst quarter during years shown: 3rd quarter, 1993  -- 0.68%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

One Year................................................   5.15%
Five Years..............................................   4.89%
Ten Years...............................................   5.34%

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                              PaineWebber Cashfund

                            EXPENSES AND FEE TABLES
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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).................................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
offering price).................................................  None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.................................................  0.36%
Distribution and/or Service (12b-1) Fees........................  None
Other Expenses..................................................  0.16
Total Annual Fund Operating Expenses............................  0.52%
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EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $53      $167      $291       $653

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                              PaineWebber Cashfund

                               MORE ABOUT RISKS
                          AND INVESTMENT STRATEGIES
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PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income will tend to fall more slowly.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

Year 2000 Risk. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the fund and the trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include

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                              PaineWebber Cashfund

varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

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                               Your Investment
                          MANAGING YOUR FUND ACCOUNT
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BUYING SHARES

You must be a PaineWebber client or a client of a PaineWebber correspondent firm to purchase fund shares. You can purchase fund shares by contacting your Financial Advisor.

Your order to purchase fund shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of PaineWebber and its bank, The Bank of New York, are open for business.

The fund and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares.

MINIMUM INVESTMENTS:

To open a fund account...............................................$1,000

To add to a fund account..............................................$ 500

The minimum to add to a fund account is waived for automatic purchases made with free cash credit balances in your PaineWebber brokerage account, as described below.

The fund may change its minimum investment requirements at any time.

BUYING SHARES AUTOMATICALLY

You must open your fund account with an initial investment of $1,000 or more. Once your fund account is opened, all free cash credit balances (that is, immediately available funds) of $500 or more in your PaineWebber brokerage account (including proceeds from securities you have sold) are automatically invested in the fund on a daily basis. These purchases are made daily for settlement the next business day. All remaining free credit cash balances of $1 or more are invested in fund shares on the next to last business day of each month for settlement on the last business day of that month.

BUYING SHARES BY CHECK

You may purchase fund shares by placing an order with your Financial Advisor and providing a check from a U.S. bank. You should make your check payable to PaineWebber Cashfund, Inc. and should include your PaineWebber account number on the check.

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                              PaineWebber Cashfund

Federal funds are deemed available to the fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. PaineWebber may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

BUYING SHARES BY WIRE

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

  The Bank of New York
  ABA 021-000018
  PaineWebber Cashfund, Inc.
  A/C 890-0114-061, OBI=FBO)
  [Account Name]/[Brokerage Account Number.]

The wire must include your name and PaineWebber account number.

If PaineWebber receives a notice from your bank of wire transfer of federal funds for a purchase of fund shares by 2:00 p.m., Eastern time, PaineWebber will execute the purchase on that day. Otherwise, PaineWebber will execute the order on the next business day. PaineWebber and/or your bank may impose a service charge for wire purchases.

SELLING SHARES

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also use the checkwriting service to sell your shares. Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your PaineWebber brokerage account, unless you instruct your Financial Advisor otherwise.

SELLING BY TELEPHONE OR MAIL OR IN PERSON

You may submit a request to sell fund shares in person or by telephone or mail to your Financial Advisor. Your proceeds will be mailed to you by check unless you choose a wire transfer as described below. PaineWebber may charge an administrative service fee of up to $5.00 for processing sales orders by check.

If you mail an order to sell your shares to PaineWebber or its correspondent firms, your request must include:

Your name and address;

The fund's name;

Your fund account number;

The dollar amount or number of shares you want to sell; and

A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund and its transfer agent will not accept signature guarantees that are not a part of these programs.

Sales by mail may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

WIRE TRANSFER OF SALE PROCEEDS

If you sell $5,000 or more of your fund shares, you may request that the sale proceeds be paid in federal funds and wired directly to a pre-designated bank account. To take advantage of this service, you must complete an authorization

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                              PaineWebber Cashfund

form that can be obtained from your Financial Advisor. If PaineWebber's New York City offices receive your wire sales order prior to noon, Eastern time, on any business day, the sales proceeds will be wired to your bank account on that day. Otherwise, your sales proceeds will be wired to your bank account on the next business day. PaineWebber may impose a fee for wiring sales proceeds and may sell automatically an appropriate number of fund shares to pay that fee.

CHECKWRITING SERVICE

You may sell fund shares by writing a check for $500 or more against your fund account. You may obtain a supply of checks from PaineWebber. When the fund's transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.

You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your account, the check will be returned to the payee. Checks written in amounts less than $500 will also be returned. You should not attempt to redeem all the shares in your account by writing a check because the amount of fund shares in your account is likely to change each day.

You may be charged for specially imprinted checks, business checks, stop payment orders, copies of canceled checks, checks returned for insufficient funds, and checks written for less than $500. You will pay these charges through automatic redemption of an appropriate number of your fund shares. PaineWebber may modify or terminate the checkwriting service at any time or impose service fees for checkwriting.

You may obtain the necessary forms for the checkwriting service from your Financial Advisor. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account.

ADDITIONAL INFORMATION

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The fund calculates net asset value once each business day at 2:00 p.m., Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

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                              PaineWebber Cashfund

                             ADDITIONAL INFORMATION
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MANAGEMENT

Investment Adviser and Sub-Adviser. PaineWebber is the investment adviser and administrator of the fund. Mitchell Hutchins Asset Management Inc. is its sub-adviser and sub-administrator. PaineWebber and Mitchell Hutchins are located at 1285 Avenue of the Americas, New York, New York, 10019. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On June 30, 1999, PaineWebber or Mitchell Hutchins was the adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $47.2 billion.

Advisory Fees. The fund paid advisory and administration fees to PaineWebber for the most recent fiscal year (that ended March 31, 1999) at the annual rate of 0.36% of its average daily net assets.

DIVIDENDS AND TAXES

Dividends. The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

Taxes. The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund expects that its dividends will be taxed as ordinary income. The fund will tell you how you should treat its dividends for tax purposes.

The fund is required to withhold 31% of all dividends payable to any individuals and certain other noncorporate shareholders who have not provided the fund or PaineWebber with

      a correct taxpayer identification number on Form W-9 (for U.S. citizens and resident aliens), or a properly completed claim for exemption on Form W-8 (for nonresident aliens and other foreign entities), or are otherwise subject to backup withholding.

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                              FINANCIAL HIGHLIGHTS
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The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-800-647-1568.

                                                                        FOR THE YEARS ENDED MARCH 31,
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                                                           1999         1998         1997         1996         1995
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Net asset value, beginning of year....................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
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Net investment income.................................      0.0487       0.0511       0.0482       0.0523       0.0433
Dividends from net investment income..................     (0.0487)     (0.0511)     (0.0482)     (0.0523)     (0.0433)
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Net asset value, end of year..........................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
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Total investment return(1)............................        4.98%        5.23%        4.93%        5.36%        4.44%
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Ratios/Supplemental Data:
Net assets, end of year (000's).......................  $6,112,559   $5,683,262   $5,260,468   $5,308,558   $3,700,678
Expenses to average net assets........................        0.52%        0.56%        0.63%        0.60%        0.62%
Net investment income to average net assets...........        4.86%        5.11%        4.82%        5.24%        4.35%

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(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported.

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If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-441-7756.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the fund and information about the operations of the SEC's Public Reference
Room:

For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
  Telephone: 1-800-SEC-0330

Free, from the SEC's Internet website at: http://www.sec.gov




PaineWebber Cashfund, Inc.
Investment Company Act File No. 811-2802

*1999 PaineWebber Incorporated
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